Balance Sheet Components	12 Months Ended
Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components
Note 3. Balance Sheet Components
Prepaid expenses
Prepaid expenses consist of the following (in thousands):

	December 31,
	2025	2024
Prepaid research & development	$436	$2
Prepaid insurance	140	—

Total prepaid expenses	$576	$2

Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2025	2024
Construction-in-progress	$750	$689
Furniture	17	17
Computers and equipment	8	8

Property and equipment, gross	775	714
Less: accumulated depreciation	(25)	(25)

Property and equipment, net	$750	$689

The Company recognized no depreciation expense for years ended December 31, 2025 and 2024. Costs for long-lived assets not yet placed into service are capitalized as construction-in-progress
and depreciated once placed into service.
Accrued Expenses
Accrued expenses consist of the following (in thousands):

	December 31,
	2025	2024
Accrued research & development	$30	$8
Accrued professional fees	236	2
Accrued compensation	469	—
Accrued other	4	25

Total accrued expenses	$739	$35